Inventories - Summary of Inventories (Detail) $ in Millions, $ in Millions	Dec. 31, 2023 TWD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 TWD ($)
Classes of current inventories [abstract]
Finished goods	$ 34,511.0		$ 54,818.4
Work in process	156,498.5		125,661.9
Raw materials	38,818.3		20,389.1
Supplies and spare parts	21,169.3		20,279.7
Inventories, total	$ 250,997.1	$ 8,197.2	$ 221,149.1